UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 800-06071

Deutsche Institutional Funds

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 8/31

Date of reporting period: 11/30/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                   as of November 30, 2017 (Unaudited)

Deutsche U.S. Multi-Factor Fund

	Shares	Value ($)
Common Stocks 97.4%
Consumer Discretionary 16.9%
Auto Components 2.0%
BorgWarner, Inc.	13,883	773,005
Delphi Automotive PLC	15,414	1,613,383
Gentex Corp.	25,008	512,164
Goodyear Tire & Rubber Co.	9,345	302,498
Lear Corp.	11,202	2,026,330
Visteon Corp.*	2,191	288,533
		5,515,913
Automobiles 0.7%
Ford Motor Co.	6,802	85,161
General Motors Co.	10,482	451,669
Harley-Davidson, Inc.	11,887	596,728
Thor Industries, Inc.	6,102	936,962
		2,070,520
Distributors 0.5%
Genuine Parts Co.	7,426	690,395
LKQ Corp.*	1,763	69,498
Pool Corp.	5,877	738,386
		1,498,279
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions, Inc.*	1,771	157,530
Graham Holdings Co. "B"	635	370,269
H&R Block, Inc.	22,666	593,396
Service Corp. International	10,078	372,382
ServiceMaster Global Holdings, Inc.*	1,260	61,589
		1,555,166
Hotels, Restaurants & Leisure 3.5%
Aramark	11,830	503,958
Carnival Corp.	15,307	1,004,752
Chipotle Mexican Grill, Inc.*	273	83,098
Choice Hotels International, Inc.	2,181	171,209
Darden Restaurants, Inc.	17,897	1,509,075
Domino's Pizza, Inc.	3,422	637,040
Dunkin' Brands Group, Inc.	3,168	189,130
Extended Stay America, Inc. (Units)	6,805	118,883
Hilton Grand Vacations, Inc.*	1,023	40,889
Hilton Worldwide Holdings, Inc.	2,613	202,664
Hyatt Hotels Corp. "A"*	2,173	157,238
International Game Technology PLC	3,880	106,661
Las Vegas Sands Corp.	1,849	128,117
McDonald's Corp.	1,678	288,566
MGM Resorts International	3,079	105,055
Norwegian Cruise Line Holdings Ltd.*	2,803	151,810
Royal Caribbean Cruises Ltd.	3,734	462,568
Six Flags Entertainment Corp.	3,714	242,970
Starbucks Corp.	3,663	211,795
The Wendy's Co.	8,414	125,284
Vail Resorts, Inc.	3,315	746,405
Wyndham Worldwide Corp.	10,335	1,161,551
Yum China Holdings, Inc.	13,719	560,147
Yum! Brands, Inc.	9,646	805,152
		9,714,017
Household Durables 2.1%
CalAtlantic Group, Inc.	2,029	113,705
D.R. Horton, Inc.	7,078	360,978
Garmin Ltd.	11,187	694,489
Leggett & Platt, Inc.	9,354	451,237
Lennar Corp. "A"	3,778	237,183
Lennar Corp. "B"	76	3,878
Mohawk Industries, Inc.*	2,957	835,678
NVR, Inc.*	568	1,973,800
PulteGroup, Inc.	8,778	299,593
Toll Brothers, Inc.	4,953	249,284
Tupperware Brands Corp.	7,679	484,698
Whirlpool Corp.	1,807	304,606
		6,009,129
Internet & Direct Marketing Retail 0.5%
Amazon.com, Inc.*	29	34,126
Expedia, Inc.	961	117,722
Liberty Interactive Corp. QVC Group "A"*	10,004	244,098
Liberty Ventures "A"*	17,400	971,094
The Priceline Group, Inc.*	88	153,094
		1,520,134
Leisure Products 0.5%
Brunswick Corp.	8,836	489,072
Hasbro, Inc.	6,898	641,652
Mattel, Inc.	1,275	23,269
Polaris Industries, Inc.	1,363	173,115
		1,327,108
Media 2.6%
AMC Networks, Inc. "A"*	1,285	66,229
Cable One, Inc.	546	374,998
CBS Corp. "B"	7,603	426,224
Charter Communications, Inc. "A"*	50	16,311
Cinemark Holdings, Inc.	9,339	337,231
Comcast Corp. "A"	3,030	113,746
Discovery Communications, Inc. "A"*	4,926	93,693
Discovery Communications, Inc. "C"*	7,236	130,827
DISH Network Corp. "A"*	5,053	255,935
Interpublic Group of Companies, Inc.	13,749	271,955
John Wiley & Sons, Inc. "A"	4,006	236,955
Liberty Broadband Corp. "A"*	947	81,167
Liberty Broadband Corp. "C"*	4,125	358,669
Liberty Media Corp.-Liberty Formula One "A"*	4,677	162,713
Liberty Media Corp.-Liberty Formula One "C"*	4,625	168,350
Liberty Media Corp.-Liberty SiriusXM "A"*	3,281	133,766
Liberty Media Corp.-Liberty SiriusXM "C"*	6,875	280,569
Live Nation Entertainment, Inc.*	11,005	499,407
Madison Square Garden Co. "A"*	192	41,597
News Corp. "A"	40,901	660,960
News Corp. "B"	13,265	217,546
Omnicom Group, Inc.	8,982	641,674
Regal Entertainment Group "A"	8,823	178,313
Scripps Networks Interactive, Inc. "A"	6,491	531,223
Sirius XM Holdings, Inc.	45,425	249,838
TEGNA, Inc.	8,012	106,399
Time Warner, Inc.	3,219	294,571
Tribune Media Co. "A"	1,330	54,796
Twenty-First Century Fox, Inc. "A"	2,377	75,921
Twenty-First Century Fox, Inc. "B"	999	31,119
Viacom, Inc. "B"	725	20,532
Walt Disney Co.	1,543	161,737
		7,274,971
Multiline Retail 0.7%
Dollar General Corp.	2,379	209,542
Dollar Tree, Inc.*	2,932	301,292
Kohl's Corp.	7,219	346,296
Macy's, Inc.	993	23,633
Nordstrom, Inc.	12,421	564,535
Target Corp.	6,178	370,062
		1,815,360
Specialty Retail 2.8%
Advance Auto Parts, Inc.	1,493	150,793
AutoNation, Inc.*	703	38,925
AutoZone, Inc.*	596	409,309
Bed Bath & Beyond, Inc.	4,260	95,381
Best Buy Co., Inc.	3,681	219,424
Burlington Stores, Inc.*	5,786	615,457
CarMax, Inc.*	2,366	163,041
Dick's Sporting Goods, Inc.	6,460	190,312
Floor & Decor Holdings, Inc. "A"*	331	13,435
Foot Locker, Inc.	17,346	743,103
GameStop Corp. "A"	838	15,713
Home Depot, Inc.	1,424	256,064
L Brands, Inc.	1,311	73,508
Lowe's Companies, Inc.	6,568	547,574
Murphy USA, Inc.*	1,457	114,884
O'Reilly Automotive, Inc.*	1,621	382,896
Penske Automotive Group, Inc.	1,206	58,322
Ross Stores, Inc.	15,136	1,150,790
Signet Jewelers Ltd.	392	20,498
The Gap, Inc.	14,808	478,446
The Michaels Companies, Inc.*	722	15,595
Tiffany & Co.	10,641	1,005,575
TJX Companies, Inc.	7,121	537,992
Tractor Supply Co.	520	35,485
Ulta Salon, Cosmetics & Fragrance, Inc.*	683	151,428
Williams-Sonoma, Inc.	5,962	305,016
		7,788,966
Textiles, Apparel & Luxury Goods 0.4%
Carter's, Inc.	1,253	135,725
Hanesbrands, Inc.	1,408	29,413
Michael Kors Holdings Ltd.*	587	34,304
NIKE, Inc. "B"	3,426	206,999
PVH Corp.	1,725	232,099
Ralph Lauren Corp.	509	48,431
Tapestry, Inc.	7,358	306,755
VF Corp.	2,690	196,263
		1,189,989
Consumer Staples 4.1%
Beverages 0.3%
Brown-Forman Corp. "A"	1,034	62,361
Brown-Forman Corp. "B"	4,405	263,419
Coca-Cola Co.	547	25,036
Constellation Brands, Inc. "A"	944	205,405
Dr. Pepper Snapple Group, Inc.	3,599	324,594
Molson Coors Brewing Co. "B"	355	27,725
Monster Beverage Corp.*	499	31,272
PepsiCo, Inc.	705	82,147
		1,021,959
Food & Staples Retailing 1.2%
Casey's General Stores, Inc.	1,103	133,187
Costco Wholesale Corp.	3,832	706,736
CVS Health Corp.	2,190	167,754
Kroger Co.	5,551	143,549
Sprouts Farmers Market, Inc.*	4,948	115,684
Sysco Corp.	26,600	1,535,618
U.S. Foods Holding Corp.*	9,812	285,725
Wal-Mart Stores, Inc.	1,251	121,635
Walgreens Boots Alliance, Inc.	2,975	216,461
		3,426,349
Food Products 1.8%
Archer-Daniels-Midland Co.	6,013	239,798
Bunge Ltd.	6,357	425,347
Campbell Soup Co.	2,448	120,686
Conagra Brands, Inc.	3,628	135,433
Flowers Foods, Inc.	11,211	223,996
General Mills, Inc.	3,317	187,610
Hormel Foods Corp.	9,897	360,746
Ingredion, Inc.	1,815	251,341
Kellogg Co.	1,609	106,451
Kraft Heinz Co.	280	22,784
Lamb Weston Holdings, Inc.	11,163	606,932
McCormick & Co., Inc.	3,714	379,497
Mondelez International, Inc. "A"	1,706	73,256
Pilgrim's Pride Corp.*	561	20,572
Pinnacle Foods, Inc.	6,309	367,373
Post Holdings, Inc.*	1,545	122,750
Seaboard Corp.	37	160,027
The Hershey Co.	4,982	552,653
The JM Smucker Co.	1,599	186,555
TreeHouse Foods, Inc.*	161	7,409
Tyson Foods, Inc. "A"	4,839	398,008
		4,949,224
Household Products 0.5%
Church & Dwight Co., Inc.	7,163	337,306
Clorox Co.	2,339	325,799
Colgate-Palmolive Co.	3,608	261,400
Energizer Holdings, Inc.	497	22,827
Kimberly-Clark Corp.	2,700	323,352
Procter & Gamble Co.	763	68,662
Spectrum Brands Holdings, Inc.	1,077	123,726
		1,463,072
Personal Products 0.2%
Edgewell Personal Care Co.*	499	28,937
Estee Lauder Companies, Inc. "A"	3,940	491,830
Nu Skin Enterprises, Inc. "A"	238	16,163
		536,930
Tobacco 0.1%
Altria Group, Inc.	1,338	90,756
Philip Morris International, Inc.	665	68,329
		159,085
Energy 0.7%
Energy Equipment & Services 0.1%
Baker Hughes a GE Co.	5,460	162,326
Helmerich & Payne, Inc.	723	42,353
Oceaneering International, Inc.	1,237	24,171
		228,850
Oil, Gas & Consumable Fuels 0.6%
Andeavor	762	80,368
Chevron Corp.	335	39,862
Cimarex Energy Co.	153	17,765
ConocoPhillips	729	37,092
Energen Corp.*	219	12,365
EOG Resources, Inc.	404	41,337
Exxon Mobil Corp.	217	18,074
HollyFrontier Corp.	1,521	67,654
Kinder Morgan, Inc.	4,422	76,191
Marathon Petroleum Corp.	5,930	371,396
Occidental Petroleum Corp.	369	26,014
ONEOK, Inc.	2,927	151,911
Phillips 66	793	77,365
Pioneer Natural Resources Co.	158	24,654
Targa Resources Corp.	307	13,324
Valero Energy Corp.	9,227	790,016
Williams Companies, Inc.	904	26,261
		1,871,649
Financials 17.4%
Banks 2.5%
Associated Banc-Corp.	10,060	256,530
Bank of America Corp.	1,558	43,889
Bank of Hawaii Corp.	1,300	110,344
Bank of the Ozarks, Inc.	2,208	106,470
BankUnited, Inc.	2,278	84,810
BB&T Corp.	6,465	319,500
BOK Financial Corp.	321	28,569
CIT Group, Inc.	2,254	112,339
Citigroup, Inc.	1,586	119,743
Citizens Financial Group, Inc.	7,552	307,366
Comerica, Inc.	2,273	189,364
Commerce Bancshares, Inc.	3,103	175,678
Cullen/Frost Bankers, Inc.	1,928	189,735
East West Bancorp., Inc.	4,926	303,146
Fifth Third Bancorp.	21,887	667,772
First Hawaiian, Inc.	915	26,782
First Horizon National Corp.	6,152	119,287
First Republic Bank	2,189	209,137
FNB Corp.	4,342	61,613
Huntington Bancshares, Inc.	20,881	300,686
JPMorgan Chase & Co.	374	39,090
KeyCorp	15,034	285,345
M&T Bank Corp.	1,573	265,758
PacWest Bancorp.	4,069	193,929
People's United Financial, Inc.	6,659	126,654
PNC Financial Services Group, Inc.	2,059	289,413
Popular, Inc.	3,207	113,400
Prosperity Bancshares, Inc.	2,229	156,119
Regions Financial Corp.	27,420	454,898
Signature Bank*	692	94,998
SunTrust Banks, Inc.	2,222	136,942
SVB Financial Group*	560	127,478
Synovus Financial Corp.	3,849	191,026
TCF Financial Corp.	6,765	137,397
U.S. Bancorp.	2,791	153,924
Webster Financial Corp.	3,622	207,794
Wells Fargo & Co.	272	15,360
Western Alliance Bancorp.*	2,331	135,618
Zions Bancorp.	4,545	225,205
		7,083,108
Capital Markets 4.4%
Affiliated Managers Group, Inc.	1,975	392,373
Ameriprise Financial, Inc.	3,107	507,156
Bank of New York Mellon Corp.	4,626	253,227
BGC Partners, Inc. "A"	6,230	101,736
BlackRock, Inc.	134	67,159
Cboe Global Markets, Inc.	6,362	785,262
Charles Schwab Corp.	1,622	79,137
CME Group, Inc.	1,739	260,050
E*TRADE Financial Corp.*	5,816	279,982
Eaton Vance Corp.	15,489	856,232
FactSet Research Systems, Inc.	2,391	477,913
Federated Investors, Inc. "B"	5,259	176,492
Franklin Resources, Inc.	20,880	905,148
Interactive Brokers Group, Inc. "A"	510	29,100
Intercontinental Exchange, Inc.	2,773	198,131
Invesco Ltd.	7,215	260,966
Lazard Ltd. "A"	20,263	997,953
Legg Mason, Inc.	7,679	306,853
LPL Financial Holdings, Inc.	9,155	474,595
MarketAxess Holdings, Inc.	1,143	223,194
Moody's Corp.	2,531	384,256
Morgan Stanley	1,739	89,750
Morningstar, Inc.	769	70,979
MSCI, Inc.	6,387	822,007
Nasdaq, Inc.	758	60,003
Northern Trust Corp.	2,378	232,521
Raymond James Financial, Inc.	1,707	150,728
S&P Global, Inc.	6,060	1,002,809
SEI Investments Co.	6,147	432,503
State Street Corp.	3,408	324,953
T. Rowe Price Group, Inc.	6,125	630,385
TD Ameritrade Holding Corp.	3,787	193,781
The Goldman Sachs Group, Inc.	814	201,579
		12,228,913
Consumer Finance 1.1%
Ally Financial, Inc.	11,828	317,700
American Express Co.	5,752	562,028
Capital One Financial Corp.	6,059	557,428
Credit Acceptance Corp.*	612	185,375
Discover Financial Services	12,467	880,170
Navient Corp.	2,992	37,729
Santander Consumer U.S.A. Holdings, Inc.	1,280	22,067
SLM Corp.*	4,450	51,487
Synchrony Financial	11,318	406,203
		3,020,187
Diversified Financial Services 0.3%
Berkshire Hathaway, Inc. "B"*	826	159,427
Leucadia National Corp.	14,968	393,808
Voya Financial, Inc.	3,566	157,617
		710,852
Insurance 8.1%
Aflac, Inc.	6,752	591,745
Alleghany Corp.*	538	314,622
Allstate Corp.	8,999	923,837
American Financial Group, Inc.	5,866	616,282
American International Group, Inc.	688	41,252
American National Insurance Co.	188	23,566
Aon PLC	5,349	750,037
Arch Capital Group Ltd.*	7,653	724,663
Arthur J. Gallagher & Co.	11,938	785,879
Aspen Insurance Holdings Ltd.	4,495	184,295
Assurant, Inc.	3,613	364,443
Assured Guaranty Ltd.	13,666	496,212
Athene Holding Ltd. "A"*	761	36,581
Axis Capital Holdings Ltd.	9,088	476,120
Brighthouse Financial, Inc.*	229	13,463
Brown & Brown, Inc.	9,680	496,100
Chubb Ltd.	2,435	370,388
Cincinnati Financial Corp.	4,315	322,460
CNA Financial Corp.	1,868	101,582
Erie Indemnity Co. "A"	3,562	441,296
Everest Re Group Ltd.	8,187	1,797,865
First American Financial Corp.	11,110	617,605
FNF Group	23,773	961,856
Hanover Insurance Group, Inc.	1,452	156,235
Hartford Financial Services Group, Inc.	4,405	253,023
Lincoln National Corp.	4,288	328,246
Loews Corp.	6,202	311,837
Markel Corp.*	122	135,042
Marsh & McLennan Companies, Inc.	10,712	899,058
Mercury General Corp.	1,146	62,893
MetLife, Inc.	2,845	152,720
Old Republic International Corp.	17,344	363,704
Principal Financial Group, Inc.	8,759	620,050
ProAssurance Corp.	4,060	251,111
Progressive Corp.	30,181	1,605,026
Prudential Financial, Inc.	3,910	452,934
Reinsurance Group of America, Inc.	5,505	892,085
RenaissanceRe Holdings Ltd.	5,195	689,117
The Travelers Companies, Inc.	4,707	638,128
Torchmark Corp.	10,971	974,773
Unum Group	15,166	858,699
Validus Holdings Ltd.	8,769	431,259
W.R. Berkley Corp.	8,830	610,330
Willis Towers Watson PLC	1,050	168,840
XL Group Ltd.	8,595	333,658
		22,640,917
Mortgage Real Estate Investment Trusts (REITs) 1.0%
AGNC Investment Corp.	16,177	321,922
Annaly Capital Management, Inc.	61,104	713,084
Chimera Investment Corp.	39,910	730,353
MFA Financial, Inc.	23,596	188,768
New Residential Investment Corp.	33,367	590,262
Starwood Property Trust, Inc.	6,171	133,787
Two Harbors Investment Corp.	16,425	262,800
		2,940,976
Thrifts & Mortgage Finance 0.0%
New York Community Bancorp., Inc.	5,084	67,821
Health Care 9.2%
Biotechnology 0.6%
AbbVie, Inc.	1,428	138,402
Alexion Pharmaceuticals, Inc.*	154	16,911
Amgen, Inc.	849	149,135
Biogen, Inc.*	891	287,053
Bioverativ, Inc.*	9,104	455,382
Celgene Corp.*	626	63,120
Gilead Sciences, Inc.	1,073	80,239
Regeneron Pharmaceuticals, Inc.*	75	27,139
United Therapeutics Corp.*	2,797	363,582
		1,580,963
Health Care Equipment & Supplies 3.6%
Abbott Laboratories	4,219	237,825
Align Technology, Inc.*	1,334	348,014
Baxter International, Inc.	40,494	2,653,572
Becton, Dickinson & Co.	1,553	354,410
Boston Scientific Corp.*	4,147	108,983
C.R. Bard, Inc.	2,108	708,161
Danaher Corp.	2,063	194,665
Edwards Lifesciences Corp.*	1,304	152,829
Hill-Rom Holdings, Inc.	6,577	556,085
Hologic, Inc.*	8,708	363,298
IDEXX Laboratories, Inc.*	2,682	419,492
Intuitive Surgical, Inc.*	807	322,622
Medtronic PLC	853	70,057
ResMed, Inc.	4,106	350,652
STERIS PLC	4,113	370,005
Stryker Corp.	1,375	214,500
Teleflex, Inc.	1,838	488,026
The Cooper Companies, Inc.	2,410	581,244
Varian Medical Systems, Inc.*	8,933	998,263
West Pharmaceutical Services, Inc.	5,325	532,127
Zimmer Biomet Holdings, Inc.	1,240	145,204
		10,170,034
Health Care Providers & Services 3.3%
Aetna, Inc.	1,035	186,486
AmerisourceBergen Corp.	5,482	464,983
Anthem, Inc.	5,195	1,220,617
Cardinal Health, Inc.	11,541	683,112
Centene Corp.*	524	53,495
Cigna Corp.	7,470	1,581,623
DaVita, Inc.*	2,752	168,037
Express Scripts Holding Co.*	2,978	194,106
HCA Healthcare, Inc.*	4,623	392,955
Henry Schein, Inc.*	6,445	460,495
Humana, Inc.	2,408	628,151
Laboratory Corp. of America Holdings*	4,243	671,540
LifePoint Health, Inc.*	1,777	84,941
McKesson Corp.	1,265	186,891
MEDNAX, Inc.*	935	46,554
Patterson Companies, Inc.	2,800	102,340
Premier, Inc. "A"*	718	20,836
Quest Diagnostics, Inc.	11,618	1,143,908
UnitedHealth Group, Inc.	1,371	312,821
Universal Health Services, Inc. "B"	1,910	206,949
WellCare Health Plans, Inc.*	1,832	390,198
		9,201,038
Health Care Technology 0.2%
Cerner Corp.*	8,412	594,644
Veeva Systems, Inc. "A"*	426	25,650
		620,294
Life Sciences Tools & Services 1.2%
Agilent Technologies, Inc.	8,221	569,222
Bio-Rad Laboratories, Inc. "A"*	1,419	384,975
Bio-Techne Corp.	1,246	167,899
Bruker Corp.	1,640	57,695
Charles River Laboratories International, Inc.*	1,565	163,073
Illumina, Inc.*	242	55,667
Mettler-Toledo International, Inc.*	1,135	714,153
PerkinElmer, Inc.	3,712	273,500
QIAGEN NV*	8,480	270,512
Thermo Fisher Scientific, Inc.	979	188,712
Waters Corp.*	3,173	625,621
		3,471,029
Pharmaceuticals 0.3%
Allergan PLC	402	69,880
Bristol-Myers Squibb Co.	413	26,097
Eli Lilly & Co.	1,875	158,700
Johnson & Johnson	494	68,829
Merck & Co., Inc.	1,149	63,505
Mylan NV*	390	14,247
Pfizer, Inc.	1,352	49,024
Zoetis, Inc.	3,700	267,473
		717,755
Industrials 18.7%
Aerospace & Defense 3.6%
Arconic, Inc.	2,815	69,277
Boeing Co.	3,467	959,666
BWX Technologies, Inc.	9,637	601,831
General Dynamics Corp.	2,686	556,432
HEICO Corp.	1,241	112,137
HEICO Corp. "A"	3,147	238,857
Hexcel Corp.	9,442	585,404
Huntington Ingalls Industries, Inc.	4,733	1,143,824
L3 Technologies, Inc.	3,716	737,960
Lockheed Martin Corp.	1,570	501,018
Northrop Grumman Corp.	1,967	604,656
Orbital ATK, Inc.	2,595	342,384
Raytheon Co.	3,888	743,191
Rockwell Collins, Inc.	3,792	501,720
Spirit AeroSystems Holdings, Inc. "A"	11,617	978,732
Teledyne Technologies, Inc.*	2,848	530,411
Textron, Inc.	9,501	529,301
TransDigm Group, Inc.	463	131,395
United Technologies Corp.	1,428	173,431
		10,041,627
Air Freight & Logistics 0.6%
C.H. Robinson Worldwide, Inc.	2,442	211,599
Expeditors International of Washington, Inc.	9,788	634,066
FedEx Corp.	1,695	392,325
United Parcel Service, Inc. "B"	2,246	272,777
XPO Logistics, Inc.*	361	28,530
		1,539,297
Airlines 1.6%
Alaska Air Group, Inc.	7,412	512,688
American Airlines Group, Inc.	5,122	258,610
Copa Holdings SA "A"	1,333	178,875
Delta Air Lines, Inc.	18,566	982,513
JetBlue Airways Corp.*	41,253	885,702
Southwest Airlines Co.	22,245	1,349,604
Spirit Airlines, Inc.*	1,558	66,417
United Continental Holdings, Inc.*	5,127	324,642
		4,559,051
Building Products 1.1%
A.O. Smith Corp.	9,727	616,886
Allegion PLC	3,792	319,059
Armstrong World Industries, Inc.*	528	31,654
Fortune Brands Home & Security, Inc.	5,445	372,547
Lennox International, Inc.	3,367	706,194
Masco Corp.	8,162	350,231
Owens Corning	8,502	751,152
USG Corp.*	989	37,592
		3,185,315
Commercial Services & Supplies 1.2%
Cintas Corp.	6,002	944,955
Clean Harbors, Inc.*	397	21,382
Copart, Inc.*	14,697	634,323
KAR Auction Services, Inc.	5,616	282,878
Pitney Bowes, Inc.	1,730	18,459
Republic Services, Inc.	6,484	421,071
Rollins, Inc.	7,824	362,642
Stericycle, Inc.*	500	33,155
Waste Management, Inc.	7,007	576,326
		3,295,191
Construction & Engineering 0.6%
AECOM*	2,221	83,288
Fluor Corp.	1,326	64,192
Jacobs Engineering Group, Inc.	9,591	629,457
Quanta Services, Inc.*	20,546	778,693
Valmont Industries, Inc.	1,319	227,923
		1,783,553
Electrical Equipment 1.1%
AMETEK, Inc.	8,483	616,629
Eaton Corp. PLC	6,862	533,726
Emerson Electric Co.	3,700	239,834
Hubbell, Inc.	3,768	473,977
Regal-Beloit Corp.	4,704	361,973
Rockwell Automation, Inc.	3,902	753,398
Sensata Technologies Holding NV*	3,746	187,113
		3,166,650
Industrial Conglomerates 0.4%
3M Co.	1,056	256,756
Carlisle Companies, Inc.	3,376	388,139
Honeywell International, Inc.	1,466	228,637
Roper Technologies, Inc.	878	234,610
		1,108,142
Machinery 5.0%
AGCO Corp.	3,001	212,411
Allison Transmission Holdings, Inc.	8,855	363,409
Caterpillar, Inc.	1,395	196,904
Colfax Corp.*	1,549	57,716
Crane Co.	4,614	393,897
Cummins, Inc.	6,989	1,169,959
Deere & Co.	3,860	578,460
Donaldson Co., Inc.	9,791	488,571
Dover Corp.	2,759	269,582
Flowserve Corp.	905	38,535
Fortive Corp.	7,035	525,163
Graco, Inc.	3,813	501,753
IDEX Corp.	3,255	441,280
Illinois Tool Works, Inc.	3,490	590,682
Ingersoll-Rand PLC	10,390	910,372
ITT, Inc.	7,084	383,953
Lincoln Electric Holdings, Inc.	4,677	426,262
Middleby Corp.*	1,129	143,970
Nordson Corp.	3,505	449,902
Oshkosh Corp.	6,501	585,350
PACCAR, Inc.	6,174	434,217
Parker-Hannifin Corp.	4,640	869,954
Pentair PLC	1,746	124,245
Snap-on, Inc.	5,089	862,229
Stanley Black & Decker, Inc.	6,655	1,128,888
Timken Co.	8,018	400,098
Toro Co.	14,823	967,201
Trinity Industries, Inc.	826	29,447
WABCO Holdings, Inc.*	2,367	353,748
Wabtec Corp.	155	11,919
Welbilt, Inc.*	3,802	85,317
Xylem, Inc.	1,065	73,847
		14,069,241
Marine 0.0%
Kirby Corp.*	1,134	76,318
Professional Services 1.2%
Dun & Bradstreet Corp.	326	40,134
Equifax, Inc.	3,723	424,869
IHS Markit Ltd.*	2,850	127,167
ManpowerGroup, Inc.	11,486	1,480,545
Nielsen Holdings PLC	1,271	46,671
Robert Half International, Inc.	18,387	1,048,795
TransUnion*	1,970	109,374
Verisk Analytics, Inc.*	2,226	214,631
		3,492,186
Road & Rail 1.4%
AMERCO	195	72,281
CSX Corp.	4,593	256,060
Genesee & Wyoming, Inc. "A"*	443	34,917
J.B. Hunt Transport Services, Inc.	6,302	700,404
Kansas City Southern	1,714	192,208
Landstar System, Inc.	5,703	588,550
Norfolk Southern Corp.	3,605	499,761
Old Dominion Freight Line, Inc.	7,365	951,853
Ryder System, Inc.	2,082	171,723
Union Pacific Corp.	2,756	348,634
		3,816,391
Trading Companies & Distributors 0.8%
Air Lease Corp.	7,071	306,174
Fastenal Co.	5,203	272,585
HD Supply Holdings, Inc.*	4,280	158,274
MSC Industrial Direct Co., Inc. "A"	6,698	603,289
United Rentals, Inc.*	977	155,812
Univar, Inc.*	1,733	51,054
W.W. Grainger, Inc.	773	171,073
Watsco, Inc.	2,768	463,640
WESCO International, Inc.*	1,067	69,942
		2,251,843
Transportation Infrastructure 0.1%
Macquarie Infrastructure Corp.	1,948	130,088
Information Technology 13.9%
Communications Equipment 1.1%
Arista Networks, Inc.*	123	28,674
Cisco Systems, Inc.	3,347	124,843
CommScope Holding Co., Inc.*	1,562	56,216
EchoStar Corp. "A"*	6,767	405,005
F5 Networks, Inc.*	2,208	296,314
Harris Corp.	7,736	1,117,852
Juniper Networks, Inc.	16,638	461,871
Motorola Solutions, Inc.	6,750	635,242
		3,126,017
Electronic Equipment, Instruments & Components 2.5%
Amphenol Corp. "A"	4,695	425,320
Arrow Electronics, Inc.*	2,614	211,028
Avnet, Inc.	766	31,720
CDW Corp.	17,830	1,248,278
Cognex Corp.	2,167	300,281
Coherent, Inc.*	582	169,921
Corning, Inc.	67,754	2,194,552
Dolby Laboratories, Inc. "A"	3,918	243,621
FLIR Systems, Inc.	7,603	354,148
IPG Photonics Corp.*	1,047	239,742
Jabil, Inc.	15,669	452,051
Keysight Technologies, Inc.*	9,547	415,295
National Instruments Corp.	7,337	322,461
Trimble, Inc.*	4,984	209,278
Zebra Technologies Corp. "A"*	836	92,228
		6,909,924
Internet Software & Services 0.8%
Akamai Technologies, Inc.*	1,194	66,601
Alphabet, Inc. "A"*	48	49,736
Alphabet, Inc. "C"*	57	58,221
CoStar Group, Inc.*	460	140,286
eBay, Inc.*	40,534	1,405,314
GoDaddy, Inc. "A"*	557	27,098
IAC/InterActiveCorp.*	840	106,907
VeriSign, Inc.*	3,270	376,377
		2,230,540
IT Services 2.6%
Accenture PLC "A"	2,311	342,051
Alliance Data Systems Corp.	1,173	280,664
Amdocs Ltd.	14,174	925,421
Automatic Data Processing, Inc.	3,601	412,171
Booz Allen Hamilton Holding Corp.	6,034	233,455
Broadridge Financial Solutions, Inc.	6,067	547,607
Cognizant Technology Solutions Corp. "A"	4,259	307,841
Conduent, Inc.*	4,320	65,923
CoreLogic, Inc.*	3,312	144,436
CSRA, Inc.	5,810	168,083
DST Systems, Inc.	1,486	92,994
DXC Technology Co.	547	52,589
Euronet Worldwide, Inc.*	189	17,265
Fidelity National Information Services, Inc.	3,224	304,120
Fiserv, Inc.*	3,077	404,472
FleetCor Technologies, Inc.*	245	44,558
Gartner, Inc.*	2,108	254,836
Genpact Ltd.	5,356	172,677
Global Payments, Inc.	293	29,464
International Business Machines Corp.	691	106,393
Jack Henry & Associates, Inc.	5,505	634,837
MasterCard, Inc. "A"	1,345	202,382
Paychex, Inc.	6,365	428,428
PayPal Holdings, Inc.*	2,961	224,237
Sabre Corp.	2,583	51,428
Teradata Corp.*	4,833	183,702
Total System Services, Inc.	2,745	204,118
Vantiv, Inc. "A"*	1,926	144,450
Visa, Inc. "A"	822	92,549
Western Union Co.	9,399	185,066
		7,258,217
Semiconductors & Semiconductor Equipment 2.7%
Analog Devices, Inc.	7,719	664,683
Applied Materials, Inc.	13,116	692,131
Intel Corp.	4,974	223,034
KLA-Tencor Corp.	5,669	579,599
Lam Research Corp.	5,154	991,269
Maxim Integrated Products, Inc.	11,392	596,143
Microchip Technology, Inc.	910	79,161
NVIDIA Corp.	556	111,595
NXP Semiconductors NV*	636	72,116
ON Semiconductor Corp.*	1,825	36,646
Qorvo, Inc.*	754	57,741
QUALCOMM, Inc.	4,640	307,818
Skyworks Solutions, Inc.	4,048	423,987
Teradyne, Inc.	13,997	566,459
Texas Instruments, Inc.	6,673	649,216
Versum Materials, Inc.	12,623	484,723
Xilinx, Inc.	14,884	1,034,587
		7,570,908
Software 2.6%
Activision Blizzard, Inc.	5,330	332,592
Adobe Systems, Inc.*	2,065	374,736
ANSYS, Inc.*	5,287	783,480
Autodesk, Inc.*	116	12,725
CA, Inc.	4,578	151,394
Cadence Design Systems, Inc.*	19,487	855,674
CDK Global, Inc.	2,442	168,718
Citrix Systems, Inc.*	6,695	586,683
Dell Technologies, Inc. "V"*	3,359	262,808
Electronic Arts, Inc.*	1,798	191,217
Fortinet, Inc.*	2,095	88,116
Guidewire Software, Inc.*	453	33,699
Intuit, Inc.	3,394	533,605
Microsoft Corp.	1,154	97,132
Nuance Communications, Inc.*	3,394	52,743
Oracle Corp.	825	40,474
PTC, Inc.*	657	41,838
Red Hat, Inc.*	3,083	390,801
salesforce.com, Inc.*	372	38,807
SS&C Technologies Holdings, Inc.	2,682	110,740
Synopsys, Inc.*	13,034	1,178,013
Take-Two Interactive Software, Inc.*	3,275	365,326
Tyler Technologies, Inc.*	963	176,152
Ultimate Software Group, Inc.*	300	63,309
VMware, Inc. "A"*	2,692	323,336
Workday, Inc. "A"*	178	18,334
		7,272,452
Technology Hardware, Storage & Peripherals 1.6%
Apple, Inc.	1,758	302,112
Hewlett Packard Enterprise Co.	22,770	317,641
HP, Inc.	68,457	1,468,403
NCR Corp.*	6,434	201,320
NetApp, Inc.	35,575	2,010,343
Xerox Corp.	5,659	167,846
		4,467,665
Materials 5.9%
Chemicals 3.4%
Air Products & Chemicals, Inc.	3,235	527,434
Albemarle Corp.	5,880	789,802
Ashland Global Holdings, Inc.	5,306	392,538
Axalta Coating Systems Ltd.*	6,108	193,379
Cabot Corp.	5,025	307,731
Celanese Corp. "A"	7,393	792,825
DowDuPont, Inc.	7,331	527,539
Eastman Chemical Co.	5,119	472,842
Ecolab, Inc.	2,104	285,976
FMC Corp.	4,725	446,040
Huntsman Corp.	4,760	152,130
International Flavors & Fragrances, Inc.	3,225	501,294
LyondellBasell Industries NV "A"	4,529	474,186
Monsanto Co.	1,721	203,663
NewMarket Corp.	693	277,560
Olin Corp.	17,811	634,784
PPG Industries, Inc.	2,552	298,201
Praxair, Inc.	3,925	604,136
RPM International, Inc.	8,845	468,520
Scotts Miracle-Gro Co.	3,454	341,601
The Mosaic Co.	3,306	80,303
The Sherwin-Williams Co.	1,102	440,161
Valvoline, Inc.	8,834	217,846
Westlake Chemical Corp.	452	44,264
		9,474,755
Construction Materials 0.1%
Eagle Materials, Inc.	1,220	136,555
Martin Marietta Materials, Inc.	844	175,881
Vulcan Materials Co.	743	93,358
		405,794
Containers & Packaging 1.9%
AptarGroup, Inc.	2,719	240,387
Avery Dennison Corp.	8,232	939,436
Bemis Co., Inc.	2,235	104,866
Berry Global Group, Inc.*	5,018	299,926
Crown Holdings, Inc.*	5,432	324,453
Graphic Packaging Holding Co.	20,097	307,685
International Paper Co.	12,447	704,625
Owens-Illinois, Inc.*	8,157	197,563
Packaging Corp. of America	5,972	708,279
Sealed Air Corp.	2,582	124,065
Silgan Holdings, Inc.	9,900	285,912
Sonoco Products Co.	9,402	503,101
WestRock Co.	8,554	533,855
		5,274,153
Metals & Mining 0.4%
Alcoa Corp.*	1,085	45,038
Nucor Corp.	8,484	487,830
Reliance Steel & Aluminum Co.	1,404	110,369
Southern Copper Corp.	500	21,025
Steel Dynamics, Inc.	10,786	415,261
		1,079,523
Paper & Forest Products 0.1%
Domtar Corp.	4,635	223,499
Real Estate 4.6%
Equity Real Estate Investment Trusts (REITs) 4.2%
Alexandria Real Estate Equities, Inc.	135	17,153
American Campus Communities, Inc.	873	36,998
American Homes 4 Rent "A"	1,398	30,029
American Tower Corp.	1,255	180,632
Apartment Investment & Management Co. "A"	828	36,507
Apple Hospitality REIT, Inc.	8,576	167,060
AvalonBay Communities, Inc.	2,112	382,969
Boston Properties, Inc.	828	103,815
Brandywine Realty Trust	1,950	33,598
Brixmor Property Group, Inc.	1,493	26,979
Camden Property Trust	6,111	557,812
Colony NorthStar, Inc. "A"	4,889	59,597
Columbia Property Trust, Inc.	1,231	28,030
CoreCivic, Inc.	2,370	55,719
CoreSite Realty Corp.	1,042	118,246
Corporate Office Properties Trust	1,204	36,529
Crown Castle International Corp.	633	71,529
CubeSmart	849	24,230
CyrusOne, Inc.	307	18,653
DCT Industrial Trust, Inc.	2,062	124,009
Digital Realty Trust, Inc.	3,911	456,414
Douglas Emmett, Inc.	1,772	71,429
Duke Realty Corp.	9,165	257,811
Empire State Realty Trust, Inc. "A"	2,426	49,248
EPR Properties	1,894	128,451
Equinix, Inc.	102	47,378
Equity Commonwealth*	5,374	161,542
Equity LifeStyle Properties, Inc.	3,283	296,488
Equity Residential	22,506	1,503,851
Essex Property Trust, Inc.	994	245,508
Extra Space Storage, Inc.	1,232	105,164
Federal Realty Investment Trust	404	53,413
Gaming and Leisure Properties, Inc.	8,609	312,679
GGP, Inc.	3,428	80,558
HCP, Inc.	6,224	164,563
Healthcare Trust of America, Inc. "A"	1,015	31,049
Highwoods Properties, Inc.	2,000	101,580
Hospitality Properties Trust	10,738	322,033
Host Hotels & Resorts, Inc.	48,861	966,959
Hudson Pacific Properties, Inc.	1,051	37,447
Iron Mountain, Inc.	832	34,004
JBG SMITH Properties	1,011	33,676
Kilroy Realty Corp.	4,021	303,103
Lamar Advertising Co. "A"	8,168	614,479
Liberty Property Trust	9,735	436,907
Medical Properties Trust, Inc.	4,079	55,842
Mid-America Apartment Communities, Inc.	706	72,323
National Retail Properties, Inc.	981	40,290
Omega Healthcare Investors, Inc.	9,567	256,874
Outfront Media, Inc.	3,240	76,010
Park Hotels & Resorts, Inc.	2,189	63,919
Piedmont Office Realty Trust, Inc. "A"	4,377	87,277
Prologis, Inc.	5,100	337,773
Public Storage	594	126,593
Rayonier, Inc.	10,981	346,451
Realty Income Corp.	678	37,493
Regency Centers Corp.	278	18,851
Retail Properties of America, Inc. "A"	3,100	40,486
SBA Communications Corp.*	747	126,803
Senior Housing Properties Trust	6,709	128,477
Simon Property Group, Inc.	372	60,171
SL Green Realty Corp.	796	81,375
STORE Capital Corp.	614	15,853
Sun Communities, Inc.	471	43,831
Tanger Factory Outlet Centers, Inc.	1,243	31,125
Taubman Centers, Inc.	563	33,042
The Macerich Co.	762	49,339
UDR, Inc.	1,693	66,586
Ventas, Inc.	1,192	76,300
Vornado Realty Trust	2,098	162,847
Weingarten Realty Investors	1,672	55,092
Welltower, Inc.	1,571	105,980
Weyerhaeuser Co.	4,603	162,854
WP Carey, Inc.	2,028	144,353
		11,830,038
Real Estate Management & Development 0.4%
CBRE Group, Inc. "A"*	14,407	624,688
Howard Hughes Corp.*	605	75,020
Jones Lang LaSalle, Inc.	1,804	275,092
Realogy Holdings Corp.	3,887	108,486
		1,083,286
Telecommunication Services 0.2%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	1,964	71,451
CenturyLink, Inc.	16,734	244,149
Verizon Communications, Inc.	961	48,905
Zayo Group Holdings, Inc.*	2,738	96,761
		461,266
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.*	1,411	86,170
Telephone & Data Systems, Inc.	4,028	111,535
United States Cellular Corp.*	906	34,283
		231,988
Utilities 5.8%
Electric Utilities 2.6%
Alliant Energy Corp.	8,416	379,646
American Electric Power Co., Inc.	5,743	445,829
Avangrid, Inc.	2,038	108,157
Duke Energy Corp.	2,743	244,621
Edison International	7,749	629,761
Entergy Corp.	4,864	420,639
Eversource Energy	9,024	585,206
Exelon Corp.	14,744	614,972
FirstEnergy Corp.	4,459	152,230
Great Plains Energy, Inc.	7,773	266,692
Hawaiian Electric Industries, Inc.	6,894	264,385
NextEra Energy, Inc.	1,960	309,758
OGE Energy Corp.	11,368	406,520
PG&E Corp.	7,438	403,437
Pinnacle West Capital Corp.	6,476	594,562
PPL Corp.	10,450	383,201
Southern Co.	3,697	189,286
Westar Energy, Inc.	3,887	222,375
Xcel Energy, Inc.	12,601	650,338
		7,271,615
Gas Utilities 0.3%
Atmos Energy Corp.	3,706	342,027
National Fuel Gas Co.	1,563	91,904
UGI Corp.	11,194	548,618
		982,549
Independent Power & Renewable Electricity Producers 0.3%
AES Corp.	25,794	272,900
Calpine Corp.*	6,794	102,046
NRG Energy, Inc.	3,235	89,448
Vistra Energy Corp.	12,682	239,690
		704,084
Multi-Utilities 2.4%
Ameren Corp.	13,484	862,437
CenterPoint Energy, Inc.	44,988	1,350,090
CMS Energy Corp.	10,717	534,778
Consolidated Edison, Inc.	6,858	610,636
Dominion Energy, Inc.	2,197	184,834
DTE Energy Co.	6,480	748,894
MDU Resources Group, Inc.	8,072	225,612
NiSource, Inc.	8,188	225,416
Public Service Enterprise Group, Inc.	9,507	504,441
SCANA Corp.	2,734	118,027
Sempra Energy	2,115	255,894
Vectren Corp.	9,477	658,651
WEC Energy Group, Inc.	6,611	459,398
		6,739,108
Water Utilities 0.2%
American Water Works Co., Inc.	3,151	288,506
Aqua America, Inc.	3,877	147,287
		435,793
Total Common Stocks (Cost $253,065,905)		272,938,624
	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.1%
U.S. Treasury Obligation
U.S. Treasury Bill, 1.18% **, 8/16/2018 (a) (Cost $355,896)	360,000	356,093
	Shares	Value ($)
Exchange-Traded Fund 0.0%
Deutsche X-trackers Russell 1000 Comprehensive Factor ETF (b) (Cost $2,926)	100	3,206
Cash Equivalents 2.6%
Deutsche Central Cash Management Government Fund, 1.12% (c) (Cost $7,258,831)	7,258,831	7,258,831
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $260,683,558)	100.1	280,556,754
Other Assets and Liabilities, Net	(0.1)	(177,619)
Net Assets	100.0	280,379,135

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	At November 30, 2017, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b)	Affiliated fund managed by DBX Advisors LLC, a subsidiary of Deutsche Bank AG.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
At November 30, 2017, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
S&P 500 E-Mini Index	USD	12/15/2017	23	2,937,866	3,045,085	107,219
S&P MidCap 400 E-Mini Index	USD	12/15/2017	24	4,343,341	4,560,000	216,659
Total unrealized appreciation						323,878

A summary of the Fund’s transactions with affiliated Underlying Deutsche Funds during the period ended November 30, 2017 is as follows:

Value ($) at 8/31/2017	Purchase Cost ($)	Sales Cost ($)	Realized Gain/ (Loss) ($)	Change in Un- realized Appre- ciation (Depre- ciation) ($)	Income Distributions ($)	Capital Gain Distributions ($)	Value ($) at 11/30/2017
Affiliate: Deutsche X-Trackers Russell 1000 Comprehensive Factor ETF 2,948	—	—	—	258	11	—	3,206
Deutsche Central Cash Management Government Fund 3,904,489	14,714,475	11,360,133	—	—	18,585	—	7,258,831
Total 3,907,437	14,714,475	11,360,133	—	258	18,596	—	7,262,037

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (d)	$272,938,624	$—	$—	$272,938,624
Government & Agency Obligation	—	356,093	—	356,093
Exchange-Traded Fund	3,206	—	—	3,206
Short-Term Investments	7,258,831	—	—	7,258,831
Derivatives (e)
Future Contracts	323,878	—	—	323,878
Total	$280,524,539	$356,093	$—	$280,880,632

There have been no transfers between fair value measurement levels during the period ended November 30, 2017.
(d)	See Investment Portfolio for additional detailed categorizations.
(e)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of November 30, 2017 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$ 323,878

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche U.S. Multi-Factor Fund, a series of Deutsche Institutional Funds

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	January 22, 2018

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 22, 2018